Summary of Purchase Price Allocation for Real Estate Related Assets Acquired (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2019	Jun. 28, 2019
Business Acquisition [Line Items]
Real Estate Assets		$ 344,570,238	$ 5,389,000
Construction in Process	[1]	5,370,773
Intangibles		13,571,765
Total assets acquired		363,512,776 [2]	$ 60,267,071
Debt Issued or Assumed		199,078,846
2019 Revenue	[3]	21,971,385
2019 Property Operating Income	[3],[4]	$ 11,988,096
SSGT Mergers
Business Acquisition [Line Items]
Acquisition Date	[5]	Jan. 24, 2019
Real Estate Assets	[5]	$ 334,139,296
Construction in Process	[1],[5]	5,370,773
Intangibles	[5]	13,571,765
Total assets acquired	[2],[5]	353,081,834
Debt Issued or Assumed	[5]	193,376,846
2019 Revenue	[3],[5]	21,909,300
2019 Property Operating Income	[3],[4],[5]	$ 12,032,555
Riggs Rd - Gilbert
Business Acquisition [Line Items]
Acquisition Date	[6]	Jul. 11, 2019
Real Estate Assets	[6]	$ 10,430,942
Construction in Process	[1],[6]	0
Intangibles		0
Total assets acquired	[2],[6]	10,430,942
Debt Issued or Assumed	[6]	5,702,000
2019 Revenue	[3],[6]	62,085
2019 Property Operating Income	[3],[4],[6]	$ (44,459)

[1]	Construction in process relates to the Torbarrie property in Toronto, Canada, which is a self storage property under construction. Such facility partially opened in March 2020.
[2]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
[3]	The operating results of the self storage properties acquired during the year ended December 31, 2019 have been included in our consolidated statements of operations since their respective acquisition date.
[4]	Property operating income excludes corporate general and administrative expenses, asset management fees, interest expenses, depreciation, amortization and acquisition expenses.
[5]	SSGT had stated investment objectives to acquire opportunistic self storage properties, including development, and lease-up properties. As a result, many of its properties were not physically and/or economically stabilized as of the date of the SSGT Mergers.
[6]	The Gilbert Property was recently developed and acquired, with 0% occupancy as of its acquisition date.